Interest-Bearing Borrowings (Details) - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Interest-Bearing Borrowings (Details) - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2024	¥ 7,936,388
2025	1,248,252,531	1,084,492,735
2026	106,369,349	237,055,841
2027	10,337,558	13,075,400
2028	8,005,121
Thereafter	395,220,575	657,000,000
Total	1,776,121,522	1,991,623,976
2023	7,936,388
2024	1,248,252,531	1,084,492,735
2025	106,369,349	237,055,841
2026	10,337,558	13,075,400
2027	8,005,121
Investors of consolidated VIEs [Member]
Interest-Bearing Borrowings (Details) - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2024
2025	1,240,300,000	1,084,492,735
2026	98,400,000	237,055,841
2027	2,350,689	13,075,400
2028
Thereafter	337,950,000	657,000,000
Total	1,679,000,689	1,991,623,976
2023
2024	1,240,300,000	1,084,492,735
2025	98,400,000	237,055,841
2026	2,350,689	13,075,400
2027
Commercial bank A [Member]
Interest-Bearing Borrowings (Details) - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2024	7,550,000
2025	7,550,000
2026	7,550,000
2027	7,550,000
2028	7,550,000
Thereafter	37,120,833
Total	74,870,833
2023	7,550,000
2024	7,550,000
2025	7,550,000
2026	7,550,000
2027	7,550,000
Commercial bank B [Member]
Interest-Bearing Borrowings (Details) - Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Line Items]
2024	386,388
2025	402,531
2026	419,349
2027	436,869
2028	455,121
Thereafter	20,149,742
Total	22,250,000
2023	386,388
2024	402,531
2025	419,349
2026	436,869
2027	¥ 455,121